Related party transactions (Details) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended	45 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY		Jun. 30, 2009 Beijing Jingjing [Member] CNY	Mar. 31, 2013 Beijing Jingjing [Member] USD ($)	Mar. 31, 2013 Beijing Jingjing [Member] CNY
Related Party Transaction [Line Items]
Rental of properties	$ 232	[1]	1,440	[1]	1,440	[1]	1,440	[1]
Interest expenses	3,020		18,761
Amounts due to related parties	1,810		11,241		360
Monthly rental payment									174	$ 19	120
Period of lease										5 years 6 months	5 years 6 months

[1]	During the years ended March 31, 2011, 2012 and 2013, Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing"), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.